Note 11 - Other Events (Details Narrative) (USD $)	Jul. 26, 2013	Jul. 04, 2013	May 25, 2013
Subsequent Events [Abstract]
Options expired, unexercised			15,650
Number of creditors		2
Outstanding debt		$ 552,406.08
Shares issued to settle debt, aggregate		27,620,304
Price per share	$ 0.02	$ 0.02
Debt, Walchuk		445,021
Shares issued, Walchuk		22,251,060
Debt, Soursos		107,384.87
Shares issued, Soursos		5,369,244
Proceeds, private placement	$ 80,000
Shares issued	4,000,000
Number of Placees	4